Variable Interest Entities - Narrative (Details) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 vessel
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		8
Interest expense | $		$ 70,657	$ 53,085
Net cash received in financing activities | $	[1]	$ (252,142)	(332,177)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		8		7
Sale and leaseback term		10 years
Interest expense | $		$ 40,200	29,400
Net cash received in financing activities | $		$ 810,600	$ 80,900
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.